Senior secured term loan facility and warrants (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of key inputs used for valuation	Key inputs for the valuation of the warrant obligation as of August 15, 2022 were as follows:

As of
August 15, 2022
Exercise price in USD	8.30
Share price in USD	10.33
Risk-free interest rate	2.9%
Expected volatility	87%
Expected term (months)	60 months
Dividend yield	—
Black-Scholes value in USD	7.51
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of December 31, 2022 were as follows:

As of
December 31, 2022
Exercise price in USD	8.30
Share price in USD	3.84
Risk-free interest rate	4.0%
Expected volatility	80%
Expected term (months)	55.5 months
Dividend yield	—
Black-Scholes value in USD	1.89
The Company used an independent valuation firm to assist in calculating the fair value of the Deerfield First Tranche and Deerfield Second Tranche of the embedded conversion option derivatives, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of August 15, 2022 and December 31, 2021 were as follows:

Deerfield First Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD	67.93	67.93
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%
Deerfield Second Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price in USD	28.07	28.07
Forced conversion price, in USD	77.19	77.19
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%

Schedule of borrowings	Transaction costs associated to the warrant obligation have been charged directly to the consolidated statement of operations, while transaction costs associated to the residual loan have been deducted from the loan. See further illustration in table below:

in KUSD	Warrant obligation	Residual loan	Total
Loan Principal	3,957	116,043	120,000
Transaction costs	(245)	(7,187)	(7,432)
Carrying value of loan at issuance		108,856
The following table summarizes the interest expense recorded on the convertible loan for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in KUSD)	2022	2021	2020
Deerfield First Tranche	5,664	8,389	4,756
Deerfield Second Tranche	2,020	2,029	—
Total	7,684	10,418	4,756
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
Liability balance at January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
Liability balance at December 31, 2021	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
Liability balance at December 31, 2022	222,277